Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 1,040	$ 897	$ 381
After Tax	822	709	301
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	122	121	123
After Tax	$ 105	$ 104	$ 107